Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 08, 2019
Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 08, 2019
Document Effective Date	Aug. 08, 2019
Prospectus Date	Mar. 01, 2019
The Hartford Emerging Markets Local Debt Fund | Class A
Prospectus:
Trading Symbol	HLDAX
The Hartford Emerging Markets Local Debt Fund | Class C
Prospectus:
Trading Symbol	HLDCX
The Hartford Emerging Markets Local Debt Fund | Class I
Prospectus:
Trading Symbol	HLDIX
The Hartford Emerging Markets Local Debt Fund | Class R3
Prospectus:
Trading Symbol	HLDRX
The Hartford Emerging Markets Local Debt Fund | Class R4
Prospectus:
Trading Symbol	HLDSX
The Hartford Emerging Markets Local Debt Fund | Class R5
Prospectus:
Trading Symbol	HLDTX
The Hartford Emerging Markets Local Debt Fund | Class Y
Prospectus:
Trading Symbol	HLDYX
The Hartford Emerging Markets Local Debt Fund | Class F
Prospectus:
Trading Symbol	HLDFX